UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)

One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor CPH 0326 Boston, Massachusetts 02116	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109

Registrant’s telephone number, including area code:  (617) 664-3669

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2012

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO SEMI-ANNUAL REPORT June 30, 2012 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Expense Example
June 30, 2012 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2012 to June 30, 2012.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2012
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,001.50	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.71	$0.15

*
The calculations are based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2012 was 0.03%.  The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Portfolio Statistics
June 30, 2012 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2012
Certificates of Deposit	38.6%
Government Agency Repurchase Agreements	26.2%
Financial Company Commercial Paper	16.8%
Asset Backed Commercial Paper	7.2%
Other Notes	6.5%
Treasury Repurchase Agreements	4.7%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2012
A-1	40.3%
A-1+	28.8%
Repurchase Agreements (A-1)	19.4%
Repurchase Agreements (A-2)	8.1%
Repurchase Agreements (A-1+)	3.4%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments
June 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	ASSET BACKED COMMERCIAL PAPER — 7.2%
P-1, A-1	Alpine Securitization Corp. (a)	0.243%	07/25/2012	07/25/2012	$100,000,000	$99,984,000
P-1, A-1	Aspen Funding Corp. (a)	0.254%	07/30/2012	07/30/2012	100,000,000	99,979,861
NR, A-1	Collateralized Commercial Paper Co. LLC	0.355%	08/13/2012	08/13/2012	170,000,000	169,928,931
P-1, A-1+	Kells Funding LLC (b)	0.436%	07/11/2012	07/11/2012	86,250,000	86,239,698
P-1, A-1+	Kells Funding LLC (b)	0.457%	07/26/2012	07/26/2012	45,000,000	44,985,938
P-1, A-1+	Kells Funding LLC (b)	0.406%	08/07/2012	08/07/2012	207,000,000	206,914,900
P-1, A-1+	Kells Funding LLC (b)	0.406%	08/16/2012	08/16/2012	225,000,000	224,885,000
P-1, A-1+	Kells Funding LLC (b)	0.406%	08/17/2012	08/17/2012	275,000,000	274,856,389
P-1, A-1	Newport Funding Corp. (a)	0.254%	07/30/2012	07/30/2012	100,000,000	99,979,861
P-1, A-1	Newport Funding Corp. (a)	0.487%	08/29/2012	08/29/2012	100,000,000	99,921,333
P-1, A-1+	Solitaire Funding LLC (a)	0.375%	07/09/2012	07/09/2012	115,000,000	114,990,544
P-1, A-1+	Solitaire Funding LLC (a)	0.366%	07/25/2012	07/25/2012	65,000,000	64,983,967
TOTAL ASSET BACKED COMMERCIAL PAPER						1,587,650,422

	FINANCIAL COMPANY COMMERCIAL PAPER — 16.8%
P-1, A-1	ABN AMRO Funding (a)	0.274%	07/13/2012	07/13/2012	125,000,000	124,988,750
P-1, A-1+	BNP Paribas	0.243%	07/02/2012	07/02/2012	33,000,000	32,999,780
P-1, A-1+	BNP Paribas	0.243%	07/05/2012	07/05/2012	33,000,000	32,999,120
P-1, A-1+	Caisse D'Amortissement de la Dette Sociale (b)	0.333%	07/12/2012	07/12/2012	109,000,000	108,988,676
P-1, A-1+	Caisse D'Amortissement de la Dette Sociale (b)	0.394%	09/14/2012	09/14/2012	189,000,000	188,842,500
P-1, A-1+	Caisse D'Amortissement de la Dette Sociale (b)	0.390%	09/17/2012	09/17/2012	113,000,000	112,902,067
P-1, A-1+	Commonwealth Bank of Australia (a)(c)	0.319%	07/06/2012	09/06/2012	65,000,000	65,000,000
P-1, A-1+	Commonwealth Bank of Australia (a)(c)	0.321%	07/09/2012	09/10/2012	65,000,000	65,000,000
P-1, A-1+	Commonwealth Bank of Australia (a)(c)	0.294%	07/23/2012	11/21/2012	80,000,000	80,000,000
P-1, A-1	Credit Suisse	0.304%	07/18/2012	07/18/2012	100,000,000	99,985,833
P-1, A-1	DNB Bank ASA (a)(c)	0.536%	07/31/2012	07/31/2012	137,000,000	137,000,000
P-1, A-1	DNB Bank ASA (a)	0.320%	09/07/2012	09/07/2012	200,000,000	199,881,000
P-1, A-1	DNB Bank ASA (c)	0.533%	09/24/2012	09/24/2012	280,000,000	280,000,000
P-1, A-1+	General Electric Capital Corp.	0.244%	07/10/2012	07/10/2012	104,000,000	103,993,760
P-1, A-1+	General Electric Capital Corp.	0.244%	07/25/2012	07/25/2012	75,000,000	74,988,000
P-1, A-1+	General Electric Capital Corp.	0.305%	09/20/2012	09/20/2012	25,000,000	24,983,125
P-1, A-1+	General Electric Co.	0.193%	09/26/2012	09/26/2012	146,000,000	145,932,962
P-1, A-1+	HSBC Bank PLC (a)(c)	0.349%	07/02/2012	08/02/2012	70,000,000	70,000,000
P-1, A-1	JPMorgan Chase & Co (c)	0.281%	07/09/2012	10/09/2012	135,000,000	135,000,000
P-1, A-1	JPMorgan Chase & Co	0.298%	10/09/2012	10/09/2012	200,000,000	199,833,333
P-1, A-1+	Nordea Bank AB	0.345%	07/02/2012	07/02/2012	135,000,000	134,998,706
P-1, A-1+	Nordea Bank AB	0.254%	07/06/2012	07/06/2012	100,000,000	99,996,528
P-1, A-1+	Nordea Bank AB	0.254%	07/12/2012	07/12/2012	155,000,000	154,988,160
P-1, A-1+	NRW Bank (a)	0.269%	07/24/2012	07/24/2012	425,000,000	424,928,045
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)	0.183%	07/06/2012	07/06/2012	275,000,000	274,993,125
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)	0.183%	07/09/2012	07/09/2012	200,000,000	199,992,000
P-1, A-1+	Toyota Motor Credit Corp.	0.264%	08/15/2012	08/15/2012	25,250,000	25,241,794
P-1, A-1+	Toyota Motor Credit Corp.	0.264%	08/27/2012	08/27/2012	24,900,000	24,889,749
P-1, A-1+	Westpac Banking Corp. (a)(c)	0.295%	07/30/2012	09/28/2012	95,000,000	95,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						3,718,347,013

	CERTIFICATES OF DEPOSIT — 38.6%
P-1, A-1	Bank of Montreal	0.180%	07/10/2012	07/10/2012	120,000,000	120,000,000
P-1, A-1	Bank of Montreal (c)	0.519%	07/06/2012	12/05/2012	75,000,000	75,000,000
P-1, A-1+	Bank of Nova Scotia (c)	0.313%	07/19/2012	09/19/2012	160,000,000	160,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	CERTIFICATES OF DEPOSIT (continued)
P-1, A-1+	Bank of Nova Scotia (c)	0.309%	07/03/2012	10/03/2012	$160,000,000	$160,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.190%	07/27/2012	07/27/2012	500,000,000	500,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.190%	07/30/2012	07/30/2012	450,000,000	450,000,000
P-1, A-1	Barclays Bank	0.460%	07/24/2012	07/24/2012	150,000,000	150,000,000
P-1, A-1	Barclays Bank (c)	0.784%	07/23/2012	08/21/2012	50,000,000	50,000,000
P-1, A-1	Barclays Bank	0.420%	09/07/2012	09/07/2012	450,000,000	450,000,000
P-1, A-1	Barclays Bank	0.430%	09/24/2012	09/24/2012	75,000,000	75,000,000
P-1, A-1+	BNP Paribas	0.240%	07/13/2012	07/13/2012	96,000,000	96,000,000
P-1, A-1	Credit Suisse	0.300%	07/12/2012	07/12/2012	75,000,000	75,000,000
P-1, A-1	Credit Suisse	0.280%	08/17/2012	08/17/2012	250,000,000	250,000,000
P-1, A-1	Credit Suisse (c)	0.439%	07/05/2012	12/05/2012	129,000,000	129,000,000
P-1, A-1	Deutsche Bank AG	0.220%	07/27/2012	07/27/2012	250,000,000	250,000,000
P-1, A-1	Deutsche Bank AG	0.350%	07/30/2012	07/30/2012	450,000,000	450,000,000
P-1, A-1	ING Bank NV	0.470%	07/05/2012	07/05/2012	250,000,000	250,000,000
P-1, A-1	ING Bank NV	0.420%	09/18/2012	09/18/2012	450,000,000	450,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.369%	07/03/2012	08/03/2012	200,000,000	200,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.295%	07/26/2012	10/26/2012	200,000,000	200,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.295%	07/30/2012	10/29/2012	200,000,000	200,000,000
P-1, A-1	National Bank of Canada	0.365%	07/25/2012	07/25/2012	45,000,000	45,000,000
P-1, A-1+	Nordea Bank AB	0.250%	07/09/2012	07/09/2012	150,000,000	150,000,000
P-1, A-1+	Nordea Bank AB	0.270%	08/16/2012	08/16/2012	250,000,000	250,000,000
P-1, A-1+	Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.500%	11/02/2012	11/02/2012	250,000,000	250,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.568%	07/02/2012	01/02/2013	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.568%	07/05/2012	01/04/2013	200,000,000	200,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.460%	08/14/2012	08/14/2012	315,000,000	315,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.460%	08/21/2012	08/21/2012	275,000,000	275,000,000
P-1, A-1+	Standard Chartered Bank	0.300%	08/06/2012	08/06/2012	102,000,000	102,000,000
P-1, A-1+	Standard Chartered Bank	0.330%	08/21/2012	08/21/2012	103,000,000	103,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.180%	07/09/2012	07/09/2012	200,000,000	200,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.180%	07/09/2012	07/09/2012	300,000,000	300,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.275%	08/15/2012	08/15/2012	250,000,000	250,001,561
P-1, A-1	Swedbank AB	0.390%	09/04/2012	09/04/2012	181,000,000	181,000,000
P-1, A-+1	Toronto Dominion Bank (c)	0.466%	08/02/2012	02/04/2013	41,000,000	41,000,000
P-1, A-1	UBS AG (c)	0.745%	07/27/2012	07/27/2012	400,000,000	400,000,000
P-1, A-1	UBS AG (c)	0.726%	07/30/2012	07/30/2012	375,000,000	375,000,000
TOTAL CERTIFICATES OF DEPOSIT						8,527,001,561

	OTHER NOTES — 6.5%
P-1, A-1+	Arkle Master Issuer PLC (b)(c)	0.373%	07/17/2012	08/17/2012	226,000,000	226,000,000
P-1, A-1+	Arkle Master Issuer PLC (b)(c)	0.443%	07/17/2012	02/17/2013	142,000,000	142,000,000
P-2, A-1	Bank of America NA	0.240%	07/09/2012	07/09/2012	400,000,000	400,000,000
P-2, A-1	Bank of America NA	0.250%	07/31/2012	07/31/2012	400,000,000	400,000,000
P-1, A-1+	Nordea Bank AB (b)(c)	0.637%	08/20/2012	11/16/2012	200,000,000	200,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	OTHER NOTES (continued)
P-1, A-1	Target Corp. (c)	0.499%	07/11/2012	01/11/2013	$63,000,000	$63,000,000
TOTAL OTHER NOTES						1,431,000,000

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 26.2%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 0.000% - 6.750% due 07/06/2012 - 03/15/2031 valued at $382,500,994); expected proceeds $375,006,667	0.160%	07/03/2012	07/03/2012	375,000,000	375,000,000
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by various U.S. Government Obligations, 2.500% - 8.000% due 10/01/2016 - 12/01/2048 valued at $127,500,000); expected proceeds $125,003,403	0.140%	07/05/2012	07/05/2012	125,000,000	125,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 1.750% - 4.000% due 05/15/2027 - 10/15/2041 valued at $530,400,001); expected proceeds $520,008,667	0.200%	07/02/2012	07/02/2012	520,000,000	520,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by various U.S. Government Obligations, 1.750% - 4.000% due 07/25/2033 - 11/25/2041 valued at $255,000,001); expected proceeds $250,008,264	0.170%	07/05/2012	07/05/2012	250,000,000	250,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2012 (collateralized by various U.S. Government Obligations, 0.589% - 7.000% due 03/01/2019 - 06/20/2042 valued at $969,000,000); expected proceeds $950,036,944	0.200%	07/02/2012	07/02/2012	950,000,000	950,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 08/01/2018 - 06/01/2042 valued at $561,000,000); expected proceeds $550,021,389	0.200%	07/06/2012	07/06/2012	550,000,000	550,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 3.500% - 5.000% due 03/15/2026 - 08/15/2041 valued at $89,763,915); expected proceeds $88,001,320	0.180%	07/02/2012	07/02/2012	$88,000,000	$88,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 06/01/2023 - 06/01/2042 valued at $803,760,003); expected proceeds $788,011,820	0.180%	07/02/2012	07/02/2012	788,000,000	788,000,000
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 2.500% - 7.500% due 12/01/2017 - 06/01/2042 valued at $938,400,000); expected proceeds $920,019,167	0.250%	07/02/2012	07/02/2012	920,000,000	920,000,000
P-1, A-1+	Agreement with RBC Capital Markets, Inc., and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 06/01/2027 - 12/01/2041 valued at $255,430,026); expected proceeds $250,006,806	0.140%	07/05/2012	07/05/2012	250,000,000	250,000,000
P-1, A-1+	Agreement with RBC Capital Markets, Inc., and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 2.500% - 5.000% due 06/01/2022 - 06/01/2042 valued at $510,000,000); expected proceeds $500,007,500	0.180%	07/02/2012	07/02/2012	500,000,000	500,000,000
P-1, A-1	Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 2.500% - 5.000% due 06/01/2022 - 07/01/2042 valued at $255,000,001); expected proceeds $250,008,264	0.170%	07/06/2012	07/06/2012	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 01/01/2026 - 06/01/2042 valued at $237,660,001); expected proceeds $233,003,883	0.200%	07/02/2012	07/02/2012	$233,000,000	$233,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						5,799,000,000

	TREASURY REPURCHASE AGREEMENTS — 4.7%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 1.500% due 03/31/2019 valued at $153,000,058); expected proceeds $150,001,875	0.150%	07/02/2012	07/02/2012	150,000,000	150,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 4.125% due 05/15/2015 valued at $189,720,063); expected proceeds $186,002,480	0.160%	07/02/2012	07/02/2012	186,000,000	186,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Note, 1.500% due 12/31/2013 valued at $79,108,749); expected proceeds $77,558,163	0.180%	07/02/2012	07/02/2012	77,557,000	77,557,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 3.125% due 05/15/2021 valued at $102,000,092); expected proceeds $100,001,250	0.150%	07/02/2012	07/02/2012	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 2.000% - 3.625% due 02/15/2021 - 11/15/2021 valued at $538,560,033); expected proceeds $528,006,600	0.150%	07/02/2012	07/02/2012	$528,000,000	$528,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						1,041,557,000

TOTAL INVESTMENTS(d)† — 100.0%						22,104,555,996
Other Assets in Excess of Liabilities — 0.0%						3,686,523
NET ASSETS — 100.0%						$22,108,242,519

(a)
Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.48% of net assets as of June 30, 2012.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.22% of net assets as of June 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Floating Rate Note - Interest rate shown is rate in effect at June 30, 2012.
(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)
†	See Note 2 of the Notes to Financial Statements.
*	Moody's rating, Standard & Poor's rating, respectively.
**	For Commercial Paper categories, rate shown is the discount rate at time of purchase.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$22,104,555,996
Level 3 – Significant Unobservable Inputs	-
Total	$22,104,555,996

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended June 30, 2012, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

Assets:
Investments in securities, at amortized cost	$15,263,998,996
Repurchase agreements, at amortized cost	6,840,557,000
Total Investments	22,104,555,996
Cash	416
Interest receivable	4,420,296
Prepaid expenses and other assets	241,254
Total Assets	22,109,217,962

Liabilities:
Dividend payable	345,008
Advisory fee payable	315,255
Administration fee payable	138,159
Professional fees payable	79,326
Custodian fee payable	64,738
Transfer agent fee payable	25,979
Trustee fees payable	1,727
Other accrued expenses and liabilities	5,251
Total Liabilities	975,443

Net Assets	$22,108,242,519

Net assets consist of:
Capital stock, $0.001 par value; 22,108,159,440 shares issued and outstanding	$22,108,159
Capital paid in excess of par	22,086,057,723
Accumulated net realized gain on investments	76,637
Net Assets	$22,108,242,519

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Operations
For the Six Months Ended June 30, 2012 (Unaudtied)

Investment Income:
Interest	$33,150,829
Expenses:
Advisory fee	1,755,826
Administration fee	752,497
Custodian fee	352,183
Transfer agent fee	150,499
Insurance expense	141,715
Professional fees	100,190
Trustee fee	50,798
Miscellaneous expenses	19,053
Total expenses	3,322,761
Net investment income	29,828,068

Net Realized Gain on Investments:
Net realized gain on investments	76,637

Net increase in net assets resulting from operations	$29,904,705

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
From Operations:
Net investment income	$29,828,068	$52,761,212
Net realized gain on investments	76,637	76,324
Net increase in net assets resulting from operations	29,904,705	52,837,536

Distributions From:
Net investment income	(29,828,068)	(52,761,212)
Net realized gain on investments	(76,324)	(63,497)
Total distributions	(29,904,392)	(52,824,709)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	86,985,813,442	182,802,174,902
Cost of redemptions	(80,556,501,895)	(184,535,606,255)

Net increase (decrease) in net assets from Fund share transactions	6,429,311,547	(1,733,431,353)

Net increase (decrease) in net assets	6,429,311,860	(1,733,418,526)

Net Assets:
Beginning of period	15,678,930,659	17,412,349,185
End of period	$22,108,242,519	$15,678,930,659
Undistributed net investment income	$-	$-

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Financial Highlights

(Unaudited) Six Months Ended June 30,	For Years Ended December 31,
2012	2011	2010	2009	2008	2007

Per Share Operating
Performance:
Net asset value, beginning
of period	$1.0000		$1.0000		$1.0000	$1.0000	$1.0000		$1.0000

Net investment income	0.0015		0.0025		0.0028	0.0071	0.0297		0.0524
Net realized gain on investments	0.0000	(a)	0.0000	(a)	0.0001	0.0006	—		—
Total from investment operations	0.0015		0.0025		0.0029	0.0077	0.0297		0.0524

Distributions from:
Net investment income	(0.0015)		(0.0025)		(0.0028)	(0.0071)	(0.0297)		(0.0524)
Net realized gain on
investments	(0.0000	)(a)	(0.0000	)(a)	(0.0001)	(0.0006)	—		—
Total distributions	(0.0015)		(0.0025)		(0.0029)	(0.0077)	(0.0297)		(0.0524)

Net increase from
investment operations	0.0000		0.0000		0.0000	0.0000	0.0000		0.0000

Net asset value,
end of period	$1.0000		$1.0000		$1.0000	$1.0000	$1.0000		$1.0000

Total Investment
Return(b)	0.15%		0.25%		0.29%	0.78%	3.01	%(c)	5.36%

Ratios and Supplemental Data:
Ratio of expenses to average
net assets	0.03	%(d)	0.03%		0.03%	0.04%	0.03%		0.04%
Ratio of net investment income
to average net assets	0.30	%(d)	0.24%		0.28%	0.71%	3.02%		5.24%
Net assets, end of period
(in millions)	$22,108		$15,679		$17,412	$14,599	$15,963		$48,771

(a)	Amount is less than $0.00005 per share.

(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)
Total investment return would have been lower had State Street not reimbursed the fund $26,452, due to a record keeping error. The impact of the reimbursement has less than a $0.00005 impact to the fund's per share operating performance. (See Note 3)

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements
June 30, 2012 (Unaudited)

1.  Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established four series of shares of beneficial interest representing interests in four separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio and State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (each a “Portfolio”).  Currently, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) and the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio have commenced operations.  Information presented in these financial statements pertains only to the Fund.  The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”).  Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.  The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and prior three years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

At June 30, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
Notes to Financial Statements (Continued)
June 30, 2012 (Unaudited)

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.  Expenses
Contractual expenses of each Portfolio are charged to the specific Portfolio. Other Trust expenses are allocated to each Portfolio in an equitable manner, as approved by the Trustees of the Trust, taking into consideration the nature and type of expense, the number of Portfolios and the relative net assets of the Portfolios.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.  Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $5,000 for in-person attendance at board and committee meetings and $2,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $50,000 and pays the Chairman of the Board an additional retainer of $20,000 and the Chairman of the Audit Committee and the Chairman of the Governance Committee each an additional retainer of $5,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.  Beneficial Interest
At June 30, 2012, four mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 68.76% of total shares. 20.90% of shares represents funds advised by or affiliated with SSgA FM. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  Subsequent Events
Management has evaluated the possibility of subsequent events affecting the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information
June 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

Board Deliberations Regarding Approval of Investment Advisory Agreement

General Background
SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001 (“Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and reapprove the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process
The Board, which as of the date of the meeting held to consider approval of the Advisory Agreement, consisted of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on February 29, 2012 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and securities portfolio execution process; (3) a report of SSgA FM’s profitability of providing advisory services to the Fund and Trust and the profitability of SSgA FM’s affiliate, State Street Bank and

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information (Continued)
June 30, 2012 (Unaudited)

Trust Company (“State Street”) of providing administration and other services, for the years 2009, 2010 and 2011; (4) SSgA FM’s updated registration under the Investment Advisers Act of 1940, as amended, on Form ADV; and (5) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.   The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of two very large portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $216.9 billion in assets under management as of December 31, 2011.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors, the investment management division of State Street with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM
In evaluating the investment performance of the Trust and SSgA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of thirteen other institutional money market funds with assets ranging from approximately $12 billion to approximately $37 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of all institutional money market funds regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- and five-year periods.  The Board noted that the Fund ranked first in performance against its Lipper Peer Group and first, or close to it, against all institutional money market funds for the past one-, three- and five- year periods.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
General Information (Continued)
June 30, 2012 (Unaudited)

The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fee and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with the following data: (1) the profitability to SSgA FM from serving as the adviser to the Fund and Trust for the years 2009, 2010 and 2011; and (2) aggregated data on the profitability to State Street from serving as custodian, transfer agent and administrator of the Fund for 2011.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s series in the past year as investment vehicles for the collateral of Securities Finance Division customers.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale
The Board considered certain limiting factors with respect to additional economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM and its affiliate, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  Moreover, the Board noted that SSgA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits
In considering whether SSgA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSgA FM’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  The Board noted, among other things, that SSgA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSgA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSgA FM’s fee excessive.

Approval
The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

Trustees Nicholas Bonn Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel GoodwinProcter LLP 53 State Street Exchange Place Boston, MA 02109

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information.  This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO SEMI-ANNUAL REPORT June 30, 2012 (Unaudited)

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Expense Example
June 30, 2012 (Unaudited)

As a shareholder of the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2012 to June 30, 2012.

The table below illustrates your Fund’s costs in two ways:

•
Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2012
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *
Based on Actual Fund Return	$1,000.00	$1,000.60	$0.20
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.66	$0.20

*
The calculation is based on expenses incurred in the most recent fiscal period of the Fund.  The annualized average weighted expense ratio as of June 30, 2012 was 0.04%.  The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

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STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Portfolio Statistics
June 30, 2012 (Unaudited)

Portfolio Composition By Investment Type*	June 30, 2012
Government Agency Repurchase Agreements	54.8%
Treasury Repurchase Agreements	45.2%
Total	100.00%

Portfolio Composition By Rating*	June 30, 2012
Repurchase Agreements (A-1)	83.6%
Repurchase Agreements (A-2)	13.7%
Repurchase Agreements (A-1+)	2.7%
Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

The accompanying notes are an integral part of these financial statements.

2

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments
June 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 54.8%
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 3.000% - 5.500% due 12/01/2025 - 06/01/2042 valued at $357,000,001); expected proceeds $350,005,833	0.200%	07/02/2012	07/02/2012	$350,000,000	$350,000,000
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co., (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 1.625% - 4.500% due 04/20/2016 - 06/01/2042 valued at $205,020,017); expected proceeds $201,003,015	0.180%	07/02/2012	07/02/2012	201,000,000	201,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 2.500% - 8.000% due 02/01/2017 - 07/01/2042 valued at $204,002,884); expected proceeds $200,003,333	0.200%	07/02/2012	07/02/2012	200,000,000	200,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 05/01/2027 - 03/01/2042 valued at $255,000,001); expected proceeds $250,003,750	0.180%	07/02/2012	07/02/2012	250,000,000	250,000,000
	TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,001,000,000

	TREASURY REPURCHASE AGREEMENTS — 45.2%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 0.500% - 2.000% due 04/15/2015 - 02/15/2042 valued at $306,000,136); expected proceeds $300,003,750	0.150%	07/02/2012	07/02/2012	300,000,000	300,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Note, 0.250% due 04/30/2014 valued at $42,565,935); expected proceeds $41,727,626	0.180%	07/02/2012	07/02/2012	41,727,000	41,727,000

The accompanying notes are an integral part of these financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments (Continued)
June 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY REPURCHASE AGREEMENTS (continued)
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Note, 2.000% due 02/15/2022 valued at $237,662,371); expected proceeds $233,002,913	0.150%	07/02/2012	07/02/2012	$233,000,000	$233,000,000
P-1, A-1+	Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 1.250% due 03/15/2014 valued at $51,000,071); expected proceeds $50,000,625	0.150%	07/02/2012	07/02/2012	50,000,000	50,000,000
P-2, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Note, 3.125% due 05/15/2021 valued at $204,001,927); expected proceeds $200,002,500	0.150%	07/02/2012	07/02/2012	200,000,000	200,000,000
	TOTAL TREASURY REPURCHASE AGREEMENTS					824,727,000

TOTAL INVESTMENTS(a)† — 100.0%						1,825,727,000
Liabilities in Excess of Assets— (0.0)%						(40,661)
NET ASSETS — 100.0%						$1,825,686,339

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
†	See Note 2 of the Notes to Financial Statements.
*	Moody's rating, Standard & Poor's rating, respectively.

The accompanying notes are an integral part of these financial statements.

4

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Schedule of Investments (Continued)
June 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.  In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$1,825,727,000
Level 3 – Significant Unobservable Inputs	-
Total	$1,825,727,000

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended June 30, 2012, there were no transfers between levels.

The accompanying notes are an integral part of these financial statements.

5

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM
LENDING PORTFOLIO
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

Assets:
Repurchase agreements, at amortized cost	$1,825,727,000
Cash	450
Interest receivable	17,563
Prepaid expenses and other assets	24,278
Total Assets	1,825,769,291

Liabilities:
Advisory fee payable	26,453
Professional fees payable	23,991
Dividend payable	13,610
Administration fee payable	11,338
Custodian fee payable	5,293
Transfer agent fee payable	2,267
Total Liabilities	82,952
Net Assets	$1,825,686,339

Net assets consist of:
Capital stock, $0.001 par value; $1,825,686,339 shares issued and outstanding	$1,825,686
Capital paid in excess of par	1,823,860,653
Net Assets	$1,825,686,339

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

6

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Operations
For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Interest	$1,435,658

Expenses:
Advisory fee	157,396
Administration fee	67,456
Professional fees	41,755
Trustee fee	23,911
Custodian fee	31,479
Transfer agent fees	13,491
Insurance expense	11,765
Miscellaneous expenses	1,390
Total expenses	348,643
Net investment income	1,087,015

Net increase in net assets resulting from operations	$1,087,015

The accompanying notes are an integral part of these financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	For the Period Ended December 31, 2011*
From Operations:
Net investment income	$1,087,015	$256,982
Net increase in net assets from operations	1,087,015	256,982
Distributions From:
Net investment income	(1,087,015)	(256,982)
From Fund Share Transactions
(at constant $1.00 per share):
Proceeds from shares sold	3,562,999,446	5,082,824,611
Cost of redemptions	(3,087,698,827)	(3,732,438,891)
Net increase in net assets from Fund share transactions	475,300,619	1,350,385,720
Net increase in net assets	475,300,619	1,350,385,720
Net Assets:
Beginning of period	1,350,385,720	—
End of period	$1,825,686,339	$1,350,385,720
Undistributed net investment income	$—	$—

*	The Portfolio commenced operations on August 25, 2011.

The accompanying notes are an integral part of these financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
Financial Highlights

	Six Months Ended June 30, 2012 (Unaudited)	Period Ended December 31, 2011*
Per Share Operating
Performance:
Net asset value, beginning
of period	$1.0000	$1.0000

Net investment income	0.0001	0.0002
Total from investment operations	0.0001	0.0002

Distributions from:
Net investment income	(0.0001)	(0.0002)

Net asset value,
end of period	$1.0000	$1.0000

Total Investment
Return(a)	0.06%	0.02%

Ratios and Supplemental Data:
Ratio of net expenses to average
net assets (b)	0.04%	0.04%
Ratio of net investment income
to average net assets (b)	0.12%	0.05%
Net assets, end of period
(in millions)	$1,826	$1,350

*	The Portfolio commenced operations on August 25, 2011.

(a)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.  Amounts for periods less than one year have not been annualized.

(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM
LENDING PORTFOLIO
Notes to Financial Statements
June 30, 2012 (Unaudited)

1.  Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established four series of shares of beneficial interest representing interests in four separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator Securities Lending Short-Term Bond Portfolio and State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (each a “Portfolio”). Currently, only the State Street Navigator Securities Lending Prime Portfolio and the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) have commenced operations.  The Fund commenced operations on August 25, 2011. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received by lenders in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.  Shares of the Fund are only offered to, and may only be held by, the College Retirement Equities Fund, the TIAA-CREF Funds, The TIAA-CREF Life Funds and TIAA Separate Account VA-1 and their respective series, portfolios or sub-accounts. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:

Security Valuation: The Funds’ securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act: This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis.  Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements:  A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time.  The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities.  The underlying securities ordinarily consist of United States Government securities.  Repurchase agreements are fully collateralized at all times.  Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty.  The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise), the Fund will seek to dispose of such securities; this action could involve costs or delays.  The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Fund’s investment adviser, SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street.  However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes:  It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies.  It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current period) and has concluded that no provision for income tax is required in the Fund’s financial statements.

At June 30, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

10

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM
LENDING PORTFOLIO
Notes to Financial Statements (Continued)
June 30, 2012 (Unaudited)

Dividends and Distributions to Shareholders:  The Fund declares and pays dividends daily from net investment income.  Distributions from long-term capital gains, if any, will be made at least annually.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).

Use of Estimates: The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3.  Expenses
Contractual expenses of each Portfolio are charged to the specific Portfolio.  Other Trust expenses are allocated to each Portfolio in an equitable manner, as approved by the Trustees of the trust, taking into consideration the nature and type of expense, the number of Portfolios and the relative net assets of the Portfolios.

Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund's average daily net assets.

4.  Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $5,000 for in-person attendance at board and committee meetings and $2,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $50,000 and pays the Chairman of the Board an additional retainer of $20,000 and the Chairman of the Audit Committee and the Chairman of the Governance Committee each an additional retainer of $5,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5.  Beneficial Interest
At June 30, 2012, two shareholders each owned over 5% of the Fund's outstanding shares, amounting to 100% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholder to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

6.  Subsequent Events
Management has evaluated the possibility of subsequent events affecting the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

11

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
General Information
June 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures
Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling
1-877-521-4083 (toll-free).

Board Deliberations Regarding Approval of Investment Advisory Agreement

General Background
SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser to the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended May 26, 2011 (“Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations.  Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.  The Board of Trustees (the “Board”) is legally required to review and reapprove the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).  Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management.  The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process
The Board, which as of the date of the meeting held to consider approval of the Advisory Agreement, consisted of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on February 29, 2012 at which they were all present in person (the “Meeting”).  In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel.  Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements.  During the executive session, the Board discussed the following:  (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and securities portfolio execution process; (3) a report of SSgA FM’s profitability of

12

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
General Information (Continued)
June 30, 2012 (Unaudited)

providing advisory services to the Fund and Trust and the profitability of SSgA FM’s affiliate, State Street Bank and Trust Company (“State Street”) of providing administration and other services, for the years 2009, 2010 and 2011; (4) SSgA FM’s updated registration under the Investment Advisers Act of 1940, as amended, on Form ADV; and (5) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size.   The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel.  In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size.  The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of two very large portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting.  The Board noted that, under the Advisory Agreement, SSgA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, (ii) providing necessary and appropriate reports and information to the Board, (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions, and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund.  The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions.  The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $216.9 billion in assets under management as of December 31, 2011.  Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors, the investment management division of State Street with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund.  On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSgA FM
In evaluating the investment performance of the Trust and SSgA FM, the Board relied primarily upon Lipper peer group performance comparisons solicited from Lipper by independent counsel and paid for by the Trust, as well as information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year.  The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of fourteen other institutional money market funds with assets ranging from approximately $1 billion to approximately $2.2 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of all institutional money market funds regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe for the period since the Fund’s inception on August 25, 2011.  The Board noted that the Fund ranked first in performance against its Lipper Peer Group and in the top five precent against all institutional money market funds for the period since the Fund’s inception.  On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.

13

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
General Information (Continued)
June 30, 2012 (Unaudited)

The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Lipper.  The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group.  The Board noted that both the contractual and actual management fee and the total expense ratio of the Fund were lowest of the Lipper Peer Group.  The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street, in its role as administrator, transfer agent and custodian for the Trust.  The Board had been provided with the following data: (1) the profitability to SSgA FM from serving as the adviser to the Fund and Trust for the years 2009, 2010 and 2011; and (2) aggregated data on the profitability to State Street from serving as custodian, transfer agent and administrator of the Fund for 2011.  The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations.  In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s series in the past year as investment vehicles for the collateral of Securities Finance Division customers.  Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale
The Board considered certain limiting factors with respect to additional economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM and its affiliate, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective.  The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow.  The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits
In considering whether SSgA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSgA FM’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent.  The Board noted, among other things, that SSgA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services.  The Board concluded that, to the extent that SSgA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSgA FM’s fee excessive.

Approval
The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations.  In approving the Advisory Agreement, the Board did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

14

Trustees Nicholas Bonn Michael A. Jessee George J. Sullivan Jr. Peter Tufano	Investment Adviser SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Public Registered Accounting Firm PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110	Legal Counsel GoodwinProcter LLP 53 State Street Exchange Place Boston, MA 02109

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Item 2.  Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this Filing.

Item 11.  Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)       Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b)           Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/James E. Ross
James E. Ross
President

Date:	September 4, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/James E. Ross
James E. Ross
President
(Principal Executive Officer)

Date:	September 4, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	September 4, 2012